Employee Benefits - Summary of Current Longevities Underlying Value of Liabilities in Defined Benefit Plans (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Longevity at Age 65 for Current Pensioners | Males | TFI International Pension Plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Current longevity	22 years 4 months 24 days	22 years 3 months 18 days
Longevity at Age 65 for Current Pensioners | Males | TForce Freight pension plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Current longevity	19 years 10 months 24 days	19 years 1 month 6 days
Longevity at Age 65 for Current Pensioners | Females | TFI International Pension Plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Current longevity	25 years	25 years
Longevity at Age 65 for Current Pensioners | Females | TForce Freight pension plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Current longevity	21 years 10 months 24 days	22 years
Longevity at Age 65 for Current Members Aged 45 | Males | TFI International Pension Plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Current longevity	23 years 9 months 18 days	23 years 9 months 18 days
Longevity at Age 65 for Current Members Aged 45 | Males | TForce Freight pension plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Current longevity	21 years 6 months	20 years 7 months 6 days
Longevity at Age 65 for Current Members Aged 45 | Females | TFI International Pension Plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Current longevity	26 years 4 months 24 days	26 years 3 months 18 days
Longevity at Age 65 for Current Members Aged 45 | Females | TForce Freight pension plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Current longevity	23 years 4 months 24 days	23 years 4 months 24 days